Snoqualmie Asset Fund, Inc.

FINANCIAL STATEMENTS AS OF JUNE 30, 2002

AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2002

AND FOR THE YEAR ENDED DECEMBER 31, 2001 AND

THE PERIOD FROM AUGUST 31, 2000 (COMMENCEMENT

OF OPERATIONS) THROUGH DECEMBER 31, 2000

Marion Street, Inc. - Mortgage Backed Securities
(in 000s)

Security	Cost	Fair Value	As a % of Net Assets

FHLMC Corporation PC Group No. 785533	$ 1,729	$ 1,738	0.01%
FHLMC Corporation PC Group No. 608987	1,942	$ 1,953	0.01%
FNMA Pass Through Certificate Pool No. 358673	800	848	0.01%
Total Mortgage Backed Securities	$ 4,471	$ 4,539	0.03%
WM Specialty Mortgage LLC - Prime Loans Serviced by Others

Pool (by Servicer)	Number of Loans	Net Interest Rate	Average Remaining Term (in months)	(2) Cost	(1) Fair Value	As a % of Net Assets

Wells Fargo Home Mortgage - 00152	1	6.63%	156		$ 66	0.00%
GMAC Mortgage - 00153	2	11.55%	160		33	0.00%
Atlantic Mortgage - 00154	5	5.77%	138		350	0.00%
Matrix Financial Services - 00155	6	6.28%	147		283	0.00%
Midland Mortgage Company - 00156A	14	6.16%	142		730	0.01%
Midland Mortgage Company - 00157	1	4.65%	140		2	0.00%
Midland Mortgage Company - 00158	6	5.06%	142		322	0.00%
Bank of America - Louisville - 00160	1	5.88%	136		216	0.00%
Bank of America - Louisville - 00161	1	5.20%	159		107	0.00%
Republic Bank - 00163	2	5.63%	154		136	0.00%
Republic Bank - 00164	12	5.46%	136		542	0.00%
U.S. Mortgage - 00165	3	5.59%	162		162	0.00%
U.S. Mortgage - 00166	5	8.25%	36		56	0.00%
Wilshire Financial Services Group - 00167	1	6.25%	179		192	0.00%
Bay View Federal Bank - 00170	21	5.52%	151		8,895	0.06%
GMAC Mortgage - 00178	1	9.25%	3		44	0.00%
FHDC - Outrigger Village - 00189	1	9.25%	65		155	0.00%
FHDC - Nantucket Bay Apartments - 00191	1	7.00%	336		196	0.00%
CCRC - 00193	53	7.33%	283		3,943	0.03%
Windermere Apartments - 00195	1	7.75%	167		716	0.01%
Rosemary Apartments - 00196	2	7.98%	44		1,093	0.01%
1983-1P	5	9.43%	40		30	0.00%
National City Mortgage - 1993-2 VA	3	6.49%	1		1	0.00%
Primewest Mortgage Corp. - 1993-3 FHA	1	6.13%	1			0.00%
Republic Bank - 66614	1	10.50%	71		16	0.00%
Homeside Lending - 92033	259	6.61%	302		89,074	0.62%
Homeside Lending - 92034	725	6.98%	276		93,046	0.65%
Cendant - 92035	90	6.52%	312		24,676	0.17%
Wells Fargo Home Mortgage - 92036	125	6.56%	309		43,115	0.30%
Wells Fargo Home Mortgage - 92037	48	6.70%	310		16,521	0.12%
Wells Fargo Home Mortgage - 92038	26	6.67%	306		8,392	0.06%
Wells Fargo Home Mortgage - 92039	24	5.29%	286		8,346	0.06%
Wells Fargo Home Mortgage - 92040	333	6.54%	300		109,368	0.76%
Cendant - 92041	107	6.25%	313		27,865	0.19%
Cendant - 92042	119	6.44%	316		45,614	0.32%
Wells Fargo Home Mortgage - 92043	54	6.53%	315		20,377	0.14%
RFC - 92044	83	6.45%	308		22,579	0.16%
Cendant - 92045	384	6.48%	317		79,977	0.56%
Cenlar Federal Savings Bank - 92046A	117	6.54%	212		14,264	0.10%
Cenlar Federal Savings Bank - 92046B	538	6.72%	155		23,623	0.17%
Alliance Mortgage - 92047	2635	6.41%	169		131,608	0.92%
Wachovia - 92048	37	6.39%	316		11,592	0.08%
Cendant - 92050	68	6.49%	319		15,813	0.11%
Cendant - 92051	31	7.07%	312		4,695	0.03%
First Republic - 92053	27	6.60%	306		16,679	0.12%
Countrywide Home Loans - 92054	58	7.02%	294		9,747	0.07%
Homeside Lending - 92055B	9	4.64%	318		3,291	0.02%
Homeside Lending - 92055C	36	6.52%	318		11,508	0.08%
RFC - 92055D	117	6.34%	311		33,274	0.23%
Cenlar Federal Savings Bank - 92056A	111	6.80%	197		18,671	0.13%
Cenlar Federal Savings Bank - 92056B	229	5.89%	195		32,262	0.23%
Cenlar Fedreal Savings Bank - 92056C	293	6.29%	169		23,843	0.17%
Cendant - 92059	194	6.77%	322		50,320	0.35%
Bank of America - Louisville - 92060A	110	6.25%	296		39,290	0.27%
Bank of America - Louisville - 92060B	31	5.94%	293		9,954	0.07%
Bank of America - Louisville - 92060C	39	6.57%	300		14,595	0.10%
GMAC Mortgage - 92061	74	6.74%	299		20,191	0.14%
Alliance Mortgage - 92062	1526	5.78%	182		104,990	0.73%
Union Planters - 92063	2136	6.34%	239		116,931	0.82%
Wells Fargo Home Mortgage - 92065 7B	1	7.25%	312		636	0.00%
Bank of America - Louisville - 92066A 2	181	6.30%	232		47,285	0.33%
Bank of America - Louisville - 92066B1	6	6.38%	273		1,718	0.01%
Bank of America - Louisville - 92066B2	32	6.44%	251		8,300	0.06%
Bank of America - Louisville - 92066B3	4	6.20%	308		861	0.01%
Bank of America - Louisville - 92066C1	12	6.47%	300		3,786	0.03%
Bank of America - Louisville - 92066C2	8	7.05%	297		3,087	0.02%
Bank of America - Louisville - 92066C3	6	7.54%	308		2,843	0.02%
Bank of America - Louisville - 92066D1	18	7.04%	293		5,633	0.04%
Bank of America - Louisville - 92066D2	40	5.82%	277		13,971	0.10%
Bank of America - Louisville - 92066D3	4	5.33%	301		1,818	0.01%
Wachovia - 92067	108	5.31%	322		34,662	0.24%
Countrywide Home Loans - 92068B	9	6.47%	324		3,607	0.03%
Countrywide Home Loans - 92068C	9	6.33%	323		3,181	0.02%
Countrywide Home Loans - 92068D	10	6.75%	325		3,614	0.03%
Cendant - 92069	226	7.00%	324		50,950	0.36%
Cendant - 92070	208	6.89%	324		50,001	0.35%
Charter One Mortgage Corp. - 97001	4	9.12%	63		16	0.00%
Charter One Mortgage Corp. - 97002	1	8.25%	230		3	0.00%
Matrix Financial Services - 97003	1	7.63%	32		6	0.00%
Matrix Financial Services - 97004	1	7.38%	3		1	0.00%
Matrix Financial Services - 97007	4	6.63%	3		2	0.00%
Homeside Lending - 97009	1	9.13%	81		19	0.00%
Bay View Federal Bank - 97015	32	4.78%	180		9,976	0.07%
Wilshire Financial Services Group - 97017	28	4.44%	205		3,704	0.03%
Metropolitan Bank & Trust - 97019	1	7.51%	90		157	0.00%
Homeside Lending - 97020	1	6.96%	308			0.00%
Cenlar Federal Savings Bank - 97022	1	7.28%	0		3	0.00%
Cenlar Federal Savings Bank - 97023	1	8.63%	31		1	0.00%
Community Investment Corp. - 97033	2	12.69%	131		1	0.00%
Primewest Mortgage Corp. - 97039	3	8.20%	64		32	0.00%
CapMark Services - 97044	1	9.00%	34		138	0.00%
Family Savings Bank - 97045	34	10.51%	80		545	0.00%
FHLB of New York - 97047	1	8.35%	54		102	0.00%
Citicorp Mortgage Inc. - 97053	1	6.90%	136		439	0.00%
First Federal Bank of California - 97056	2	12.17%	89		71	0.00%
Wells Fargo Home Mortgage - 97059	8	8.36%	39		62	0.00%
FNMA - 97061	2	9.42%	100		1,298	0.01%
Bank of America - Louisville - 97064	1	9.50%	107		27	0.00%
Bank of America - Louisville - 97066	2	9.02%	71		17	0.00%
Bank of America - Louisville - 97069	1	8.63%	58		11	0.00%
Bank of America - Louisville - 97070	5	8.61%	44		38	0.00%
Bank of America - Buffalo - 97072	1	5.88%	150		76	0.00%
Beal Bank - 97079	7	7.61%	104		174	0.00%
Alliance Mortgage - 97080	2	7.28%	135		66	0.00%
First Nationwide Mortgage Corp. - 97081	4	5.20%	138		156	0.00%
Midland Loan Services - 97092	1	6.63%	186		2,604	0.02%
MGIC Investor Services Corporation - 97099	2	8.75%	10		4	0.00%
Dovenmuehle Mortgage Inc. - 97101	1	7.50%	1			0.00%
Matrix Financial Services - 97102	12	7.43%	138		179	0.00%
Matrix Financial Services - 97103	1	8.50%	21		2	0.00%
Atlantic Mortgage - 97107	3	8.27%	40		10	0.00%
Midland Mortgage Company - 97111	1	6.27%	144		565	0.00%
Bank of America - Louisville - 97130	1	9.00%	41		7	0.00%
Atlantic Mortgage - 97136	3	5.51%	167		272	0.00%
Atlantic Mortgage - 97138	4	7.99%	61		48	0.00%
Wells Fargo Home Mortgage - 97144	1	7.63%	3			0.00%
Bank of America - Louisville - 97146	2	7.91%	79		54	0.00%
Bank of America - Louisville - 97148	1	7.25%	159		35	0.00%
Atlantic Mortgage - 97152	3	8.58%	14		1	0.00%
Liberty Lending Services - 97154	2	8.40%	129		215	0.00%
National City Mortgage - 97163	10	7.74%	47		28	0.00%
Legg Mason Real Estate Services - 97164	1	6.88%	173		570	0.00%
Firstar Home Mortgage - 97165	15	8.63%	53		141	0.00%
Fleet Bank - 97166	1	9.00%	22		11	0.00%
Beal Bank, SSB - 97171	1	9.13%	55		536	0.00%
Aegis Mortgage - 97174	1	9.50%	74		22	0.00%
Aegis Mortgage - 97175	7	8.63%	62		109	0.00%
Aegis Mortgage - 97176	19	8.35%	65		140	0.00%
Reilly Mortgage Associates - 97181	5	7.29%	195		1,632	0.01%
Reilly Mortgage Corp. - 97182	1	8.70%	221		2,508	0.02%
Intercity Capital Corp. - 97187	6	9.61%	55		85	0.00%
Tracy Federal Bank - 97189	3	5.56%	141		193	0.00%
Litton Loan Servicing - 97192	6	8.42%	46		10	0.00%
Republic Bank - 97193	3	8.38%	33		13	0.00%
Banner Bank - 97196	1	8.80%	308		192	0.00%
First Bank of Beverly Hills FSB - 97198	1	8.01%	308		136	0.00%
Inglewood Neighborhood Housing Service - 97200	1	8.82%	308		6	0.00%
Cenlar Federal Savings Bank - 97202	3	8.50%	54		34	0.00%
Matrix Financial Services - 97205	1	8.75%	308		26	0.00%
Cal Fed - 97207	216	7.05%	247		55,619	0.39%
Matrix Financial Services - 97213	10	10.16%	88		16	0.00%
Chase Manhattan Mortgage Corp. - 97214	68	8.35%	58		41	0.00%
Republic Bank - 97215	1	6.51%	15		11	0.00%
Cal Fed - 97216	132	7.8605	133		541	0.00%
Bank of America - Louisville - 98169	1	6.00%	151		91	0.00%

Total Prime Loans Serviced by Others - WM Specialty Mortgage				$ 1,560,471	$ 1,634,175	11.41%
WM Specialty Mortgage LLC - Subprime Loans Serviced by Others
(In 000s)

Pool (by Servicer)	Number of Loans	Weighted Average Interest Rate	Average Remaining Term (in months)	Cost	(1) Fair Value	As a % of Net Assets
Countrywide Home Loans - BC002B	221	8.84%	313	$ 17,069	$ 17,159	0.12%
Countrywide Home Loans - BC002C	300	8.85%	304	19,460	19,620	0.14%
Countrywide Home Loans - BC002D	253	9.16%	323	19,241	19,369	0.14%
Countrywide Home Loans - BC002E	247	9.39%	324	19,994	19,968	0.14%
Countrywide Home Loans - BC002F	270	9.48%	303	18,674	18,686	0.13%
Countrywide Home Loans - BC002G	261	9.57%	325	18,582	18,709	0.13%
Ameriquest - BC005A	1420	9.11%	303	96,167	96,772	0.68%
Ameriquest - BC005B	894	9.14%	302	60,148	60,587	0.42%
Ameriquest - BC005C	1803	9.55%	306	118,497	118,839	0.83%
Ameriquest - BC005D	1642	9.28%	309	117,969	118,362	0.83%
Ameriquest - BC005E	368	9.51%	305	24,009	24,272	0.17%
Ameriquest - BC005F	158	9.57%	318	17,479	17,367	0.12%
Countrywide Home Loans - BC007A	718	9.36%	319	65,940	65,894	0.46%
Countrywide Home Loans - BC007B	286	9.13%	317	26,798	26,859	0.19%
Wells Fargo Home Mortgage - BC008A	1473	9.75%	318	120,499	121,403	0.85%
Wells Fargo Home Mortgage - BC008B	972	9.79%	321	77,317	77,704	0.54%
Option One - BC009	916	9.65%	242	69,465	71,124	0.50%
Chase Manhattan Mortgage Corp. - BC010	427	9.73%	329	42,901	44,218	0.31%
Chase Manhattan Mortgage Corp. - BC011	340	10.37%	324	31,273	31,690	0.22%
Chase Manhattan Mortgage Corp. - BC012	544	9.84%	331	49,039	49,205	0.34%
Countrywide Home Loans - BC013	1023	9.59%	312	84,165	84,992	0.59%
Wells Fargo Home Mortgage - BC014A	1166	9.67%	326	97,405	97,609	0.68%
Wells Fargo Home Mortgage - BC014B	308	9.74%	325	24,163	24,204	0.17%
Chase Manhattan Mortgage Corp. - BC015	925	9.98%	334	88,880	89,467	0.62%
Countrywide Home Loans - BC016	1435	9.82%	331	125,638	129,233	0.90%
Countrywide Home Loans - BC017	467	9.90%	327	47,882	49,023	0.34%
Wells Fargo Home Mortgage - BC018	536	10.00%	324	40,564	40,738	0.28%
Chase Manhattan Mortgage Corp. - BC019A	137	10.28%	317	13,185	13,413	0.09%
Chase Manhattan Mortgage Corp. - BC019B	27	10.44%	333	3,269	3,305	0.02%
Countyrwide Home Loans - BC020	719	9.83%	334	68,063	69,698	0.49%
Option One - BC022A	742	10.25%	242	53,215	54,420	0.38%
Option One - BC022B	164	10.67%	238	9,562	9,759	0.07%
Ameriquest - BC023A	313	10.21%	305	24,159	25,009	0.17%
Ameriquest - BC023B	29	10.21%	327	2,200	2,260	0.02%
Ameriquest - BC024A	1343	9.90%	321	115,048	118,015	0.82%
Countrywide Home Loans - BC025	997	10.07%	333	99,869	102,663	0.72%
Countrywide Home Loans - BC026	528	10.05%	336	62,091	63,243	0.44%
Ameriquest - BC027A	629	10.03%	324	59,256	60,735	0.42%
Ameriquest - BC027B	870	9.94%	326	84,948	84,327	0.59%
Countrywide Home Loans - BC028	469	10.03%	336	53,559	54,611	0.38%
Ameriquest - BC029A	508	9.86%	327	53,650	54,742	0.38%
Ameriquest - BC029B	891	9.80%	326	90,403	92,298	0.64%
Ameriquest - BC030A	148	10.04%	329	17,001	17,451	0.12%
Ameriquest - BC030B	582	9.56%	335	75,758	76,798	0.54%
Chase Manhattan Mortgage Corp. - BC031	647	10.10%	337	68,981	70,053	0.49%
Chase Manhattan Mortgage Corp. - BC032	651	10.01%	338	72,182	73,173	0.51%
Ameriquest - BC033	91	9.92%	332	11,466	11,594	0.08%
Chase Manhattan Mortgage Corp. - BC034	559	9.82%	338	83,505	84,984	0.59%
Ameriquest - BC035A	729	10.33%	324	71,083	70,936	0.50%
Ameriquest - BC035B	588	9.97%	334	69,978	69,916	0.49%
Chase Manhattan Mortage Corp. - BC036B	445	9.74%	339	73,353	73,507	0.51%
Chase Manhattan Mortgage Corp. - BC037	67	9.87%	336	7,738	7,742	0.05%
Ameriquest - BC038A	454	9.45%	335	53,969	54,277	0.38%
Ameriquest - BC038B	1085	9.28%	335	128,269	128,975	0.90%
Chase Manhattan Mortgage Corp. - BC039	395	9.53%	340	57,884	58,025	0.41%
Countrywide Home Loans - BC040	527	9.80%	343	82,114	81,981	0.57%
Ameriquest - BC041A	783	9.23%	328	85,565	86,175	0.60%
Ameriquest - BC041B	1303	9.24%	332	147,439	148,424	1.04%
Ameriquest - BC042A	514	9.10%	332	55,070	55,521	0.39%
Ameriquest - BC042B	1574	9.00%	338	187,626	189,004	1.32%
Countrywide Home Loans - BC043	222	9.08%	342	35,961	35,931	0.25%
Chase Manhattan Mortgage Corp. - BC044	793	8.81%	344	137,020	137,348	0.96%
Ameriquest - BC045A	453	9.26%	335	50,124	50,544	0.35%
Ameriquest - BC045B	1163	9.10%	339	145,549	146,855	1.03%
Chase Manhattan Mortgage Corp. - BC046A	54	9.98%	347	8,373	8,310	0.06%
Chase Manhattan Mortgage Corp. - BC046B	12	10.99%	347	1,326	1,322	0.01%
Ameriquest - BC047A	415	9.40%	331	46,063	46,537	0.33%
Ameriquest - BC047B	2133	8.90%	338	278,108	280,452	1.96%
Chase Manhattan Mortgage Corp. - BC048	762	8.58%	345	127,574	127,980	0.89%
Option One - BC049A	658	8.86%	344	83,870	82,734	0.58%
Opiton One - BC049B	156	9.12%	337	16,261	16,007	0.11%
Chase Manhattan Mortgage Corp. - BC050A	151	8.78%	345	23,589	23,589	0.16%
Chase Manhattan Mortgage Corp. - BC050B	40	9.11%	348	7,074	7,046	0.05%
Ameriquest - BC051A	423	9.44%	337	50,025	50,580	0.35%
Ameriquest - BC051B	1728	9.21%	341	221,777	223,765	1.56%
Chase Manhattan Mortgage Corp. - BC052	682	8.69%	345	110,301	110,764	0.77%
Chase Manhattan Mortgage Corp. - BC053A	60	9.56%	349	9,151	9,137	0.06%
Chase Manhattan Mortgage Corp. - BC053B	26	10.23%	349	3,538	3,558	0.02%
Chase Manhattan Mortgage Corp. - BC054	586	8.68%	348	100,674	101,111	0.71%
Ameriquest - BC055	1409	8.88%	340	187,609	187,236	1.31%
Fremont - BC056	596	8.80%	347	98,823	99,023	0.69%
Option One - BC057A	1192	8.51%	343	180,573	179,048	1.25%
Option One - BC057B	17	9.32%	349	2,510	2,491	0.02%
Ameriquest - BC058	1834	8.94%	343	249,364	248,906	1.74%
Fremont - BC059	504	8.69%	349	85,214	85,497	0.60%
Ameriquest - BC060	614	8.81%	345	86,427	86,331	0.60%
Fremont - BC061	492	8.60%	349	82,696	83,114	0.58%
Ameriquest - BC062	1967	8.91%	339	259,716	259,390	1.81%
Fremont - BC063	614	8.76%	350	101,035	101,467	0.71%
Ameriquest - BC064	1943	8.83%	341	263,671	263,408	1.84%
Countrywide Home Loans - BC065	563	8.69%	352	92,027	92,945	0.65%
Chase Manhattan Mortgage Corp. - BC066	230	8.51%	353	39,406	39,308	0.27%
Option One - BC067	1314	8.11%	350	213,679	212,305	1.48%
Ameriquest - BC068	1896	8.59%	342	268,621	268,360	1.87%
Fremont - BC069	659	8.59%	352	109,212	110,304	0.77%
Chase Manhattan Mortgage Corp. - BC070	188	8.11%	355	45,822	46,006	0.32%
Ameriquest - BC071	1519	8.65%	339	180,438	180,234	1.26%
Fremont - BC072	551	8.47%	353	91,277	92,226	0.64%
Ameriquest - BC073	2561	8.65%	342	318,931	318,390	2.22%
Fremont - BC074	502	8.56%	355	88,232	89,102	0.62%
Option One - BC075	691	7.77%	335	90,883	92,036	0.64%
Ameriquest - BC076	1500	8.82%	346	196,493	196,196	1.37%
Fremont - BC077	555	8.56%	356	99,750	100,706	0.70%
Ameriquest - BC078	1457	8.80%	348	207,897	208,032	1.45%
Fremont - BC079	568	8.62%	356	101,511	102,506	0.72%

Total Subprime Loans Serviced by Others				$ 8,878,856	$ 8,928,246	62.36%
WM Specialty Mortgage LLC - Loans not Serviced by Others
(In 000s)

Pool	Number of Loans	Range of Interest Rates	Range of Maturity (in months)	Cost	(1) Fair Value	As a % of Net Assets
Fixed Amortizing - Fixed Index	2	8.317%	299	$ 137	$ 140	0.00%
Floating Amortizing - Various Index	14	7.86-7.92%	331-344	4,152	4,304	0.03%
Floating Negative Amortization - Various Index	220	5.44-6.11%	339-356	129,188	132,941	0.93%
North American Mortgage - 00162 **	2	6.43%	151	58	61	0.00%
North American Mortgage - 00394 **	1	9.38%	66	21	22	0.00%
Washington Mutual, FA - 97036 *	5	7.28%	78	117	122	0.00%
WM Mortgage Securities Corp. - 92052 *	139	6.25%	218	28,710	30,067	0.21%
Washington Mutual, FA - 97037 *	1	12.41%	308	60	63	0.00%
Washington Mutual, FA - 97038 *	12	5.58%	143	512	536	0.00%
North American Mortgage - 97041 **	1	8.75%	72	22	23	0.00%
North American Mortgage - 97042 **	200	6.02%	177	31,602	33,096	0.23%
North American Mortgage - 97212 **	6	8.63%	45	65	68	0.00%
Total Loans not Serviced by Others				$ 194,644	$ 201,442	1.41%

* On January 31, 2001 Washington Mutual, Inc. acquired PNC Mortgage Company as a subsidiary to Washington Mutual Bank, FA (WMBFA). As a result of the acquisition, WMBFA acts as servicer of the loans (see Note 3 to the financial statements).

** On January 4, 2002 Washington Mutual, Inc. acquired North American Mortgage Company as a subsidiary to Washington Mutual Bank, FA (WMBFA).
As a result of the acquisition, WMBFA acts as servicer of the loans (see Note 3 to the financial statements).
Marion Street, Inc. - Commercial Loans
(In 000s)

Pool	Number of Loans	Range of Interest Rates	Range of Maturity (in months)	Cost	(1) Fair Value	As a % of Net Assets
Floating Amortizing - MTA	11	6.70%	67	$ 2,097	2,181	0.02%
Floating Negative Amortization - MTA	28	7.59%	317	55,690	57,903	0.40%
Floating Negative Amortization - COFI	1	5.35%	199	763	800	0.01%
Floating Negative Amortization - COFI	1	5.74%	247	1,495	1,555	0.01%
Fixed Amortizing - Fixed Index	2	8.83%	101	994	1,003	0.01%
Floating Amortizing - COFI	10	6.41-7.50%	16-40	4,530	4,710	0.03%
Floating Amortizing - MTA	3	6.44%	80	1,379	1,434	0.01%
Floating Amortizing - Treas 1Y	6	7.22%	66	2,630	2,735	0.02%
Floating Amortizing - Treas 5y	3	5.95-7.13%	79-139	2,216	2,303	0.02%
Floating Negative Amortization - COFI	329	5.72-7.28%	78-139	332,153	345,353	2.41%
Floating Negative Amortization - MTA	7	5.32%	88	4,070	4,231	0.03%
Floating Negative Amortization - Treas 1Y	3	5.45-8.75%	103-223	2,220	2,308	0.02%
Fixed Amortizing - Fixed Index	5	8.72%	96	3,608	3,671	0.03%
Floating Amortizing - COFI	30	6.16-7.75%	8-151	29,964	31,415	0.22%
Floating Amortizing - MTA	3	7.77%	12	1,739	1,824	0.01%
Floating Amortizing - Prime	2	9.14%	29	448	471	0.00%
Floating Amortizing - Treas 1Y	3	7.00%	83	6,122	6,418	0.04%
Floating Amortizing - Treas 5Y	1	6.88%	79	2,684	2,814	0.02%
Floating Amortizing - Treas 6M	3	4.75-6.74%	12-91	2,130	2,233	0.02%
Floating Negative Amortization - COFI	279	5.69-10.0%	85-163	318,187	333,590	2.33%
Floating Negative Amortization - MTA	14	6.26-8.63%	7-98	13,029	13,661	0.10%
Floating Negative Amortization - Treas 1Y	3	6.58-8.25%	2-127	3,281	3,439	0.02%
Floating Negative Amortization - LAMA	1	5.20%	59	617	641	0.00%
Fixed Amortizing - Fixed Index	186	8.82%	66	65,308	63,445	0.44%
Floating Negative Amortization - COFI	1	5.95%	122	10	9	0.00%
Total Commercial Loans				$ 857,364	$ 890,147	6.22%
WM Specialty Mortgage LLC - CRA Prime Loans Serviced by Others
(in 000s)

Pool	Number of Loans	Range of Interest Rates	Range of Maturity Dates	*	(2) Cost	(1) Fair Value	As a % of Net Assets
Community Finance Consortium	3	6.25-7.50%	06/20/2001-06/05/2002			$ 148	0.00%
C.A.S.A	3	7.25%	12/24/1999-11/04/2028			69	0.00%
First Housing	4	7.5-8%	Not Applicable	*		2,636	0.02%
Total CRA Prime Loans Serviced by Others					$ 2,840	$ 2,853	0.02%

* Loans on construction not yet completed do not have maturity dates as of 06/30/2002.
Marion Street, Inc and WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

Property Location		Cost	(1) Fair Value	As a % of Net Assets

Marion Street, Inc.
Orange,	CA	1,293	1,500	0.01%

WM Specialty Mortgage LLC - PRIME
San Francisco,	CA	342	342	0.00%
Fresno,	CA	2	2	0.00%
Spring Hill,	TN	238	238	0.00%
Hartsburg,	MO	46	46	0.00%
Marble Hill,	MO	30	30	0.00%
St. Charles,	MO			0.00%
Galena,	MO	14	14	0.00%
Bolivar,	MO	45	45	0.00%
Ozark,	MO	69	69	0.00%
Springfield,	MO	102	102	0.00%
Monett,	MO	17	17	0.00%
Billings,	MO	19	19	0.00%
San Antonio,	TX	312	312	0.00%
Newburgh,	IN	56	56	0.00%
Valparaiso,	IN	177	177	0.00%
Murrieta,	CA	374	374	0.00%
Charleston,	SC	22	22	0.00%
Goldsboro,	NC	14	14	0.00%
Mesquite,	TX	30	30	0.00%
El Paso,	TX	107	107	0.00%
Nashville,	TN	32	32	0.00%
Nashville,	TN	37	37	0.00%
Nashville,	TN	37	37	0.00%
Chapman,	KS	35	35	0.00%
Union,	NJ	123	123	0.00%
Shelby,	IN	25	25	0.00%
Dallas,	TX	389	389	0.00%
Mercer Island,	WA	702	702	0.00%
Pomona,	NY	518	518	0.00%
Garner,	NC	260	260	0.00%
Alpharetta,	GA	497	497	0.00%
Orlando,	FL	59	59	0.00%
Lancaster,	OH	391	391	0.00%
New Baltimore,	MI	239	239	0.00%
Redlands,	CA	242	242	0.00%
Winter Garden,	FL	28	28	0.00%
Rancho Cuca,	CA	318	318	0.00%
Norwalk,	CT	182	182	0.00%
Bakersfield,	CA	25	25	0.00%
Junction City,	CA	25	25	0.00%
Sanford,	CA	14	14	0.00%

Total Prime Real Estate Owned		6,194	6,194	0.04%

WM Specialty Mortgage, LLC - SUBPRIME
Ameriquest
Fayetteville,	NC	70	60	0.00%
Watertown,	NY	51	32	0.00%
South Vienna,	OH	55	85	0.00%
Fort Collins,	CO	148	154	0.00%
San Antonio,	TX	44	51	0.00%
Waukegan,	IL	103	120	0.00%
Oklahoma City,	OK	55	65	0.00%
Jersey City,	NJ	30	70	0.00%
Minneapolis,	MN	77	86	0.00%
Chicago City,	MN	130	153	0.00%
Charlton,	MA	49	160	0.00%
Rockaway,	NJ	166	195	0.00%
Kalamazoo,	MI	47	23	0.00%
Birmingham,	AL	38	38	0.00%
St. Paul,	MN	89	100	0.00%
Hilsboro,	AL	40	55	0.00%
Salem,	OH	59	50	0.00%
Hazel Park,	MI	63	70	0.00%
Damden,	NJ	42	36	0.00%
Warren,	MI	72	63	0.00%
Olivia,	MN	26	34	0.00%
Dearborn,	MI	104	140	0.00%
Willis,	TX	44	34	0.00%
New Boston,	MI	184	250	0.00%
Lees Summit,	MO	89	100	0.00%
Tampa,	FL	65	74	0.00%
Bridgeview,	IL	140	163	0.00%
Dewitt,	MI	119	140	0.00%
Bellingham,	WA	140	162	0.00%
Lakewood,	CO	169	250	0.00%
Tulsa,	OK	39	13	0.00%
Brooklyn,	NY	145	195	0.00%
Montgomery,	MN	140	165	0.00%
North Huntingdon,	PA	73	78	0.00%
Louisville,	KY	43	20	0.00%
Albertville,	AL	105	110	0.00%
Spencer	NC	75	82	0.00%
Rocky Mount,	NC	36	17	0.00%
Greensboro,	NC	48	53	0.00%
McCallsburg,	LA	50	25	0.00%
Cleveland,	OH	43	39	0.00%
Grand Rapids,	MI	64	29	0.00%
Grinnell,	IA	119	135	0.00%
South River,	NJ	40	44	0.00%
Greentown,	PA	166	88	0.00%
McKinney,	TX	144	176	0.00%
Fruitland Park,	FL	93	104	0.00%
Sterling Heights,	MI	86	179	0.00%
Baldwin,	MI	37	68	0.00%
Scottsdale,	AZ	279	293	0.00%
Fenton,	MO	85	65	0.00%
Franklin,	IN	27	25	0.00%
Klamath Falls,	OR	52	32	0.00%
Springfield,	MA	83	75	0.00%
Springfield,	MA	77	39	0.00%
Lahaina,	HI	344	490	0.00%
North Ogden,	UT	135	126	0.00%
Pueblo,	CO	57	80	0.00%
Lansing,	MI	46	47	0.00%
Berwyn,	IL	117	135	0.00%
Buffalo,	NY	51	34	0.00%
Gary,	IN	28	3	0.00%
Springfield,	LA	24	15	0.00%
Moundsview,	MN	58	140	0.00%
Chicago,	IL	60	40	0.00%
Phoenix,	AZ	117	88	0.00%
Madelia,	MN	56	30	0.00%
Arlington,	TX	81	73	0.00%
Detroit,	MI	52	30	0.00%
Elkhart,	IN	104	92	0.00%
Millville,	UT	62	63	0.00%
Woodstock,	GA	140	168	0.00%
Marrero,	LA	84	91	0.00%
Shelton,	WA	195	200	0.00%
Charleston,	WV	18	6	0.00%
Memphis,	TN	41	10	0.00%
Darrington,	WA	38	29	0.00%
Huntsville,	AL	71	105	0.00%
Hobe Sound,	FL	40	27	0.00%
Egg Harbor City,	NJ	104	75	0.00%
Ruidoso,	NM	93	75	0.00%
Victoria,	TX	60	65	0.00%
Moodus,	CT	92	103	0.00%
Columbia,	SC	59	51	0.00%
Kelso,	WA	83	82	0.00%
Los Angeles,	CA	98	112	0.00%
Wellsville,	NY	30	20	0.00%
Battle Creek,	MI	49	15	0.00%
Indianapolis,	IN	105	73	0.00%
Manteca,	CA	108	120	0.00%
Waterbury,	CT	195	200	0.00%
Hermosa Beach,	CA	400	490	0.00%
Winnebago,	IL	76	90	0.00%
Sturgis,	MI	93	80	0.00%
Olympia,	WA	64	100	0.00%
Adrian,	MI	279	231	0.00%
Inola,	OK	119	80	0.00%
Alamongordo,	NM	42	16	0.00%
Rochester,	NY	52	21	0.00%
Wyoming,	MI	40	76	0.00%
Moreno Valley,	CA	103	115	0.00%
Sachse,	TX	170	175	0.00%
La Center,	WA	212	200	0.00%
Factoryville,	PA	82	64	0.00%
Elreno,	OK	64	65	0.00%
Coon Rapids,	MN	135	160	0.00%
Violet,	LA	41	35	0.00%
Palestine,	IL	39	44	0.00%
Theodore,	AL	77	67	0.00%
Mansfield,	OH	52	24	0.00%
St Cloud,	MN	77	86	0.00%
Hackettstown,	NJ	66	75	0.00%
Chicago,	IL	92	43	0.00%
Dearborn,	MI	160	144	0.00%
Berlin,	NH	45	44	0.00%
Mahtomedi,	MN	222	250	0.00%
Antigo,	WI	42	34	0.00%
Canajoharie,	NY	54	30	0.00%
Divide,	CO	136	140	0.00%
Owatonna,	MN	62	78	0.00%
Los Angeles,	CA	129	160	0.00%
Stacy,	MN	128	140	0.00%
Cromwell,	CT	87	100	0.00%
Pueblo,	CO	55	55	0.00%
Topeka,	KS	35	10	0.00%
Clay Springs,	AZ	131	115	0.00%
Roann,	IN	42	44	0.00%
Jessup,	PA	75	36	0.00%
Midland,	MI	63	120	0.00%
Los Angeles,	CA	118	130	0.00%
Columbus,	OH	68	21	0.00%
Miami,	FL	104	157	0.00%
Pittsburgh,	PA	22	25	0.00%
Garland,	TX	45	26	0.00%
Pasadena,	TX	44	50	0.00%
Southington,	CT	180	180	0.00%
Commerce City,	CO	116	166	0.00%
Roswell,	NM	60	18	0.00%
Corrales,	NM	287	210	0.00%
Savannah,	GA	42	44	0.00%
Splendora,	TX	44	52	0.00%
Clinton,	UT	109	120	0.00%
Chicago,	IL	62	43	0.00%
Holland,	MI	74	76	0.00%
Taft,	CA	52	36	0.00%
Kansas City,	MO	50	59	0.00%
Kansan City,	MO	106	87	0.00%
Mounds View,	MN	91	160	0.00%
South Salem,	OH	64	47	0.00%
Minneapolis,	MN	85	115	0.00%
Minco,	OK	30	24	0.00%
Baltimore,	MD	52	32	0.00%
Brattleborough,	VT	64	84	0.00%
Minneapolis,	MN	60	115	0.00%
Colorado Springs,	CO	100	117	0.00%
Mukwongo,	WI	258	305	0.00%
Cannon Falls,	MN	80	92	0.00%
Elk River,	MN	102	170	0.00%
North Miami,	FL	83	110	0.00%
Adrian,	MI	54	71	0.00%
Springfield,	OR	323	340	0.00%
Brooklyn Park,	MN	56	138	0.00%
San Antonio,	TX	48	60	0.00%
Columbia,	PA	60	46	0.00%
Summerville,	TN	34	30	0.00%
Minneapolis,	MN	107	115	0.00%
Flint,	MI	39	46	0.00%
Ellijay,	GA	150	197	0.00%
Staten Island,	NY	108	115	0.00%
New Carlisle,	IN	60	54	0.00%
Moore,	OK	48	35	0.00%
Tucson,	AZ	71	68	0.00%
West St Paul,	MN	87	155	0.00%
Buffalo,	NY	63	69	0.00%
Gainsville,	GA	34	3	0.00%
Moores Hill,	IN	191	150	0.00%
Ashtabula,	OH	117	114	0.00%
Detroit,	MI	57	45	0.00%
North Little Rock,	AR	19	18	0.00%
Fairhope,	AL	103	62	0.00%
Lexington,	MO	46	54	0.00%
Mesa,	AZ	90	86	0.00%
Joliet,	IL	128	185	0.00%
Pinson,	AL	49	32	0.00%
Raytown,	MO	78	78	0.00%
Savannah,	GA	73	54	0.00%
Trinty,	AL	117	140	0.00%
Princeton,	MN	55	35	0.00%
Milaca,	MN	40	66	0.00%
Clayton,	NM	120	95	0.00%
Morgan,	UT	52	34	0.00%
Dallas,	TX	66	78	0.00%
Fyffe,	AL	28	40	0.00%
Milwaukee,	WI	74	48	0.00%
Haverstraw,	NY	113	141	0.00%
Elbert,	CO	116	131	0.00%
Bridgeport,	CT	41	48	0.00%
Middleville,	MI	126	134	0.00%
Baltimore,	MD	120	130	0.00%
Flint,	MI	28	26	0.00%
Farrell,	PA	37	40	0.00%
Morristown,	TN	34	21	0.00%
Coldwater,	MI	40	90	0.00%
Detroit,	MI	192	165	0.00%
Garden City,	AL	41	45	0.00%
Gadsden,	AL	37	38	0.00%
Kremling,	CO	140	144	0.00%
Kailua Kona,	HI	103	162	0.00%
Suamico,	WI	179	135	0.00%
Swanee,	GA	158	170	0.00%
Roseville,	MI	76	85	0.00%
Minneapolis,	MN	105	123	0.00%
Spring Lake,	MI	131	148	0.00%
Hollywood,	FL	82	115	0.00%
Chicago,	IL	288	325	0.00%
Elkmont,	AL	20	14	0.00%
Tulsa,	OK	40	25	0.00%
Delray Beach,	FL	73	72	0.00%
St. Louis,	MO	43	44	0.00%
Pittsburgh,	PA	25	38	0.00%
La Cresent,	MN	84	25	0.00%
Detroit,	MI	79	80	0.00%
National City,	MI	94	150	0.00%
Hondo,	TX	36	61	0.00%
Camden,	AR	43	60	0.00%
Harvey,	IL	66	48	0.00%
Harrisburg,	PA	46	27	0.00%
Barnum,	MN	100	104	0.00%
Ft. Worth,	TX	24	21	0.00%
Des Moines,	IA	64	60	0.00%
Detroit,	MI	45	60	0.00%
Bakersfield,	CA	199	132	0.00%
Ogden,	UT	83	60	0.00%
Durham,	NC	73	83	0.00%
Clayton,	MI	60	24	0.00%
Centralia,	WA	79	75	0.00%
Minneapolis,	MN	130	115	0.00%
Waterford,	MI	116	125	0.00%
Eloy,	AZ	26	25	0.00%
Holyoke,	CO	49	34	0.00%
Casper,	WY	69	73	0.00%
Hermitage,	PA	64	68	0.00%
Concord,	NC	50	62	0.00%
New Britain,	CT	110	110	0.00%
Jacksonville,	FL	62	51	0.00%
Tomball,	TX	94	100	0.00%
Centerville,	PA	36	16	0.00%
Freeport,	IL	52	40	0.00%
North Branch,	MN	122	135	0.00%
Anadarko,	OK	19	19	0.00%
Los Angeles,	CA	86	110	0.00%
Syracuse,	NY	59	32	0.00%
Southfield,	MI	98	125	0.00%
Perry,	IA	77	100	0.00%
Pontiac,	MI	142	135	0.00%
Ridgely,	MD	98	114	0.00%
Union,	WA	49	33	0.00%
Benton,	LA	42	58	0.00%
Kansas City,	MO	68	100	0.00%
Granby,	NY	45	38	0.00%
Detroit,	MI	30	73	0.00%
San Antonio,	TX	63	60	0.00%
Gainesville,	GA	68	36	0.00%
Dalton Gardens,	ID	122	140	0.00%
Pueblo,	CO	81	63	0.00%
Gallup,	NM	36	25	0.00%
Syracuse,	NY	66	35	0.00%
Waco,	TX	28	46	0.00%
North Syracuse,	NY	47	36	0.00%
Stone Mountain,	GA	71	76	0.00%
Comstock Park,	MI	108	103	0.00%
Madison,	AL	50	60	0.00%
Loves Park,	IL	56	85	0.00%
Rochester,	MI	170	260	0.00%
Detroit,	MI	34	62	0.00%
Indianopolis,	IN	61	44	0.00%
Hazek Park,	MI	58	65	0.00%
Kalamazoo,	MI	34	44	0.00%
Schererville,	IN	174	228	0.00%
Independence,	MI	107	135	0.00%
Independence,	MO	261	310	0.00%
Ellensburg,	WA	101	122	0.00%
Orlando,	FL	105	120	0.00%
Waite Park,	MN	69	95	0.00%
Dallas,	TX	92	85	0.00%
Brigham City,	UT	67	85	0.00%
Coleman,	MI	30	99	0.00%
Los Lunas,	NM	48	46	0.00%
Springfield,	MA	87	80	0.00%
Dearborn Heights,	MI	65	73	0.00%
St. Louis,	MO	58	82	0.00%
Littleton,	CO	118	200	0.00%
Veneta,	OR	91	86	0.00%
Detroit,	MI	56	60	0.00%
Prattville,	AL	119	126	0.00%
Salisbury,	NC	35	40	0.00%
Birmingham,	AL	68	68	0.00%
Minneapolis,	MN	63	80	0.00%
Minneapolis,	MN	64	90	0.00%
Roswell,	NM	34	35	0.00%
Jacksonville,	FL	27	55	0.00%
Auburn,	MI	101	100	0.00%
Pioneertown,	CA	36	72	0.00%
Macon,	GA	46	68	0.00%
Marrero,	LA	52	70	0.00%
Lansing,	MI	67	66	0.00%
Dayton,	OH	57	38	0.00%
Toldeo,	OH	39	24	0.00%
Romeo,	MI	84	120	0.00%
Grand Prairie,	TX	58	65	0.00%
Roseville,	MN	82	125	0.00%
Trussville,	AL	43	20	0.00%
Salt Lake City,	UT	109	105	0.00%
Detroit,	MI	42	50	0.00%
Detroit,	MI	42	50	0.00%
Detroit,	MI	73	135	0.00%
Denham Springs,	LA	76	55	0.00%
Lanark,	IL	61	40	0.00%
Auburn,	NY	45	30	0.00%
Hartford,	CT	108	105	0.00%
Pueblo,	CO	114	121	0.00%
Oklahoma City,	OK		14	0.00%
Rowe,	NM	128	83	0.00%
Mechanicsburg,	PA	51	90	0.00%
Mount Clemens,	MI	39	80	0.00%
Minneapolis,	MN	98	114	0.00%
Dassel,	MN	105	75	0.00%
Massillion,	OH	64	52	0.00%
Greensboro,	NC	56	62	0.00%
Galion,	OH	36	52	0.00%
Mobile,	AL	75	63	0.00%
Detroit,	MI	39	60	0.00%
Clawson,	MI	118	163	0.00%
Redford,	MI	94	103	0.00%
Ft. Walton Beach,	FL	64	68	0.00%
St. Louis,	MO	56	63	0.00%
Roy,	UT	106	99	0.00%
San Bruno,	CA	264	285	0.00%
Port Orchard,	WA	57	67	0.00%
Harvey,	IL	199	150	0.00%
Colorado Springs,	CO	75	109	0.00%
St. Paul,	MN	82	100	0.00%
El Paso,	TX	48	51	0.00%
Drexel Hill,	PA	76	80	0.00%
Chattanooga,	TN	80	68	0.00%
Omaha,	NE	38	40	0.00%
Aurora,	CO	56	69	0.00%
Temperance,	MI	79	112	0.00%
Cincinnati,	OH	43	29	0.00%
Davie,	FL	67	78	0.00%
Birmingham,	AL	38	37	0.00%
Lansing,	MI	56	65	0.00%
Milaca,	MN	46	51	0.00%
Syracuse,	NY	52	19	0.00%
McCleary,	WA	96	90	0.00%
Rockford,	IL	88	81	0.00%
Minnetonka,	MN	67	225	0.00%
St. Paul,	MN	45	120	0.00%
Temperance,	MI	126	116	0.00%
Crestline Village,	OH	53	27	0.00%
Raynham,	MA	112	190	0.00%
South Shore,	KY	46	55	0.00%
Louisville,	KY	24	35	0.00%
Oklahoma City,	OK	53	60	0.00%
Gary,	IN	48	38	0.00%
Bartlesville,	OK	28	20	0.00%
Buffalo,	NY	20	3	0.00%
Detroit,	MI	59	85	0.00%
Auburn,	AL	140	171	0.00%
Minneapolis,	MN	132	195	0.00%
Wanton,	VT	64	30	0.00%
Spaulding Township,	MI	66	75	0.00%
Mt. Clemens,	MI	80	63	0.00%
Pittsburg,	KS	66	90	0.00%
Kalamazoo,	MI	40	28	0.00%
Miami,	FL	190	200	0.00%
Victoria,	TX	30	37	0.00%
Birmingham,	AL	44	20	0.00%
Akron,	OH	100	90	0.00%
New Orleans,	LA	39	35	0.00%
Lansing,	MI	55	93	0.00%
Harrisburg,	PA	48	15	0.00%
Sigourney,	IA	53	32	0.00%
Warren,	MI	71	67	0.00%
Tucumcari,	NM	63	71	0.00%
Muskogee,	OK	42	15	0.00%
Alexandria,	MN	183	152	0.00%
Ft Worth,	TX	34	35	0.00%
Hazel Park,	MI	75	77	0.00%
Norman,	OK	44	45	0.00%
Birmingham,	AL	31	38	0.00%
New Orleans,	LA	29	12	0.00%
Detroit,	MI	38	50	0.00%
Bluffton,	IN	24	5	0.00%
Fowlerville,	MI	45	60	0.00%
Hull,	TX	68	112	0.00%
Darlington,	SC	28	18	0.00%
Minneapolis,	MN	165	185	0.00%
Brooklyn,	NY	135	225	0.00%
Prescott,	AZ	199	185	0.00%
Greenville,	SC	15	5	0.00%
Maple Grove,	MN	229	285	0.00%
Corpus Christi,	TX	60	80	0.00%
La Marque,	TX	34	45	0.00%
Deforest,	WI	147	179	0.00%
South Bend,	IN	36	16	0.00%
Countrywide
South Bend,	IN	46	32	0.00%
Cleveland,	OH	28	42	0.00%
Mountain Air,	MN	44	36	0.00%
Berrien Springs,	MI	41	55	0.00%
Cleveland,	OH	52	50	0.00%
Polk,	PA	140	105	0.00%
Broken Arro,	OK	64	79	0.00%
Lakeland,	FL	54	59	0.00%
Granite Falls,	NC	80	65	0.00%
Mountain Rest,	SC	63	88	0.00%
Goldboro,	NC	59	55	0.00%
Detroit,	MI	83	75	0.00%
Mineral Ridge,	OH	60	49	0.00%
Electric City,	WA	55	53	0.00%
New Castle,	PA	44	59	0.00%
Bloomfield Hills,	MI	455	435	0.00%
Horseshoe,	ID	102	95	0.00%
Eureka,	KS	44	28	0.00%
Owensboro,	KY	48	49	0.00%
Yuba City,	CA	40	50	0.00%
Fountain Hills,	AZ	220	206	0.00%
Battleboro,	NC	38	44	0.00%
Newton,	KS	65	62	0.00%
Roseville,	MI	55	60	0.00%
Shippenville,	PA	145	135	0.00%
St. Ann,	MO	36	36	0.00%
Springfield,	IL	38	12	0.00%
Gig Harbor,	WA	143	163	0.00%
Portsmouth,	VA	39	32	0.00%
Holiday,	FL	54	54	0.00%
Roundhill,	KY	21	47	0.00%
Albrightsville,	PA	196	167	0.00%
Auburn,	IL	55	59	0.00%
Clinton,	UT	90	120	0.00%
Detroit,	MI	68	47	0.00%
Newburgh,	IN	182	158	0.00%
Charlotte,	NC	105	55	0.00%
Warren,	IN	139	135	0.00%
Milwaukee,	WI	28	10	0.00%
Temple,	TX	30	23	0.00%
Oklahoma City,	OK	112	114	0.00%
Marana,	AZ	81	75	0.00%
Humboldt,	TN	116	70	0.00%
Springfield,	IL	44	12	0.00%
Madison	WI	138	150	0.00%
South Padre Island,	TX	298	390	0.00%
Freeport,	IL	33	7	0.00%
Edwardsburg,	MI	32	177	0.00%
Fresno,	CA	56	65	0.00%
Asland,	OH	38	32	0.00%
Milwaukee,	WI	44	30	0.00%
Grandview,	IN	59	51	0.00%
Kansas City,	MO	29	20	0.00%
North Bend,	WA	345	360	0.00%
Boyertown,	PA	132	130	0.00%
Jordan,	MN	144	280	0.00%
San Antonio,	TX	61	64	0.00%
Lancaster,	PA	52	45	0.00%
Pahrump,	NV	87	92	0.00%
Aurora,	MN	26	28	0.00%
Baltimore,	MD	31	9	0.00%
Redford,	MI	84	100	0.00%
Cleveland,	OH	42	32	0.00%
Tucson,	AZ	60	45	0.00%
Jefferson,	OH	108	99	0.00%
Minneapolis,	MN	62	100	0.00%
Allons,	TN	94	110	0.00%
Toldedo,	OH	55	65	0.00%
Higgins Lake,	MI	44	51	0.00%
Cleveland,	OH	64	70	0.00%
Detroit,	MI	55	46	0.00%
Bloomington,	IN	161	190	0.00%
St. Petersburg,	FL	47	60	0.00%
Meriden,	CT	70	95	0.00%
Detroit,	MI	40	12	0.00%
Detroit,	MI	225	200	0.00%
Donaldsville,	LA	37	22	0.00%
Packwood,	WA	67	95	0.00%
Columbus,	OH	48	40	0.00%
Lake Alfred,	FL	116	104	0.00%
South Bend,	IN	48	32	0.00%
Salem,	OR	74	80	0.00%
Milton,	FL	87	80	0.00%
Everett,	WA	170	180	0.00%
Avon,	IN	100	100	0.00%
Detroit,	MI	53	30	0.00%
Detroit,	MI	95	100	0.00%
Bonne Terre,	MO	56	29	0.00%
Lockport,	NY	56	45	0.00%
Santa Clarita,	CA	181	237	0.00%
Mansfield,	OH	30	40	0.00%
York,	PA	36	16	0.00%
Ogden,	UT	88	89	0.00%
Puyallup,	WA	171	200	0.00%
Newton,	KS	37	10	0.00%
Kamuela,	HI	179	199	0.00%
Bridgeport,	CT	78	55	0.00%
Miamisburg,	OH	74	53	0.00%
Detroit,	MI	25	12	0.00%
Neenah,	WI	73	75	0.00%
Maryville,	TN	151	127	0.00%
Detroit,	MI	38	73	0.00%
Tampa,	FL	76	82	0.00%
Fort Smith,	AR	56	44	0.00%
Forest Park,	GA	84	87	0.00%
San Antonio,	TX	241	280	0.00%
Dieterich,	IL	60	65	0.00%
Indianapolis,	IN	57	57	0.00%
St. Louis,	MO	49	72	0.00%
Butler,	IL	32	13	0.00%
Muncie,	IN	49	53	0.00%
Detroit,	MI	58	68	0.00%
Taylorsville,	KY	85	108	0.00%
Centrailia,	WA	45	26	0.00%
Lawton,	OK	30	20	0.00%
Greenfield,	OH	51	42	0.00%
Missouri City,	TX	348	380	0.00%
University City,	MO	54	62	0.00%
Show Low,	AZ	154	169	0.00%
Rushville,	IN	68	45	0.00%
Marshall,	MI	204	165	0.00%
Detroit,	MI	92	82	0.00%
Pittsburgh,	PA	33	25	0.00%
San Antonio,	TX	336	350	0.00%
Brownsburg,	IN	105	98	0.00%
Deleon Springs,	FL	59	62	0.00%
Passaic,	NJ	68	42	0.00%
Detroit,	MI	63	37	0.00%
Tarboro,	NC	28	20	0.00%
Philadelphia,	PA	21	15	0.00%
Cool Valley,	MO	43	47	0.00%
Baltimore,	MD	38	23	0.00%
Baltimore,	MD	36	9	0.00%
Berlin,	WI	73	60	0.00%
Miami,	FL	175	180	0.00%
Milwaukee,	WI	34	30	0.00%
Baltimore,	MD	130	131	0.00%
Montgomery,	MN	141	175	0.00%
Columbus,	OH	40	24	0.00%
Sodus,	NY	29	9	0.00%
Pittsburgh,	PA	43	30	0.00%
Park Hills,	MO	41	46	0.00%
Excelsior Springs,	MO	56	46	0.00%
Richlands,	NC	49	64	0.00%
Orange,	TX	45	40	0.00%
Harsons Island,	MI	80	84	0.00%
Martinsville,	IN	131	150	0.00%
Kihei,	HI	245	275	0.00%
Thompson,	OH	129	82	0.00%
Saint Charles,	IL	87	110	0.00%
Comstock Park,	MI	129	125	0.00%
Staunton,	VA	42	45	0.00%
Los Angeles,	CA	91	90	0.00%
Snoqualmie,	WA	379	425	0.00%
Trenton,	MI	130	155	0.00%
River Ridge,	IA	132	118	0.00%
Buffalo/West SE,	NY	60	51	0.00%
Marion,	IN	41	18	0.00%
Hutchinson,	KS	100	85	0.00%
Pensacola,	FL	31	15	0.00%
Coffeyville,	KS	37	26	0.00%
Pahrump,	NV	127	92	0.00%
Miami,	FL	70	83	0.00%
Los Angeles,	CA	80	126	0.00%
Vancouver,	WA	91	124	0.00%
Crestline,	OH	55	36	0.00%
Sugar Land,	TX	119	155	0.00%
Las Cruces,	NM	30	22	0.00%
Ontario,	CA	152	170	0.00%
Rockford,	IL	33	21	0.00%
St. Louis,	MO	92	40	0.00%
Waianae,	HI	169	175	0.00%
West Bountiful,	UT	122	139	0.00%
St. Louis,	MO	52	59	0.00%
Milwaukee,	WI	18	19	0.00%
Portland,	TX	75	75	0.00%
St. Louis,	MO	64	15	0.00%
Berea,	OH	75	74	0.00%
Indianapolis,	IN	89	82	0.00%
Detroit,	MI	174	170	0.00%
Baltimore,	MD	45	5	0.00%
Albuquerque,	NM	44	42	0.00%
Chase
Crestline,	OH	26	18	0.00%
Miami,	FL	224	275	0.00%
Joliet,	IL	158	125	0.00%
Detroit,	MI	52	5	0.00%
Wake,	NC	47	67	0.00%
Kenly,	NC	54	50	0.00%
Elkhart,	IN	65	33	0.00%
Detroit,	MI	106	100	0.00%
Fuquar Varina,	NC	88	102	0.00%
Enid,	OK	78	35	0.00%
Detroit,	MI	85	55	0.00%
Shelton,	WA	50	52	0.00%
Minneapolis,	MN	92	105	0.00%
Red Bluff,	CA	97	110	0.00%
Detroit,	MI	36	34	0.00%
Malden,	WA	52	15	0.00%
Malden,	WA	50	14	0.00%
Star,	ID	109	119	0.00%
Box Elder,	UT	73	55	0.00%
Genesee,	MI	29	24	0.00%
Inkster,	MI	56	60	0.00%
Eureka,	CA	134	190	0.00%
Ionia,	MI	49	78	0.00%
Jamestown,	NY	38	38	0.00%
Buffalo,	NY	28	12	0.00%
Tampa,	Fl	55	48	0.00%
Sumner,	WA	157	140	0.00%
Kansas City,	MO	47	20	0.00%
Raliegh,	NC	159	193	0.00%
Chicago,	IL	50	42	0.00%
Washington,	KY	67	50	0.00%
Columbia Heights,	MN	92	142	0.00%
Mesa,	CO	115	149	0.00%
Greenbrier,	TN	104	102	0.00%
Ukiah,	CA	132	155	0.00%
Hamilton,	OH	144	140	0.00%
Radcliff,	KY	81	97	0.00%
Las Vegas,	NV	202	225	0.00%
Bartlett,	IL	194	245	0.00%
Belfair,	WA	85	90	0.00%
South Point,	OH	75	51	0.00%
Coal Valley,	IL	77	65	0.00%
Stoughton,	WI	116	139	0.00%
Jonesboro,	GA	71	79	0.00%
Flint,	MI	45	65	0.00%
Detroit,	MI	77	55	0.00%
Chicago,	IL	77	95	0.00%
Pocatello,	ID	52	40	0.00%
Cass,	ND	221	250	0.00%
Taylor,	MI	63	100	0.00%
Aurora,	MO	67	65	0.00%
Davidson,	NC	175	213	0.00%
Newberg,	OR	187	150	0.00%
Brown City,	MI	141	139	0.00%
Hazel Park,	MI	45	75	0.00%
Chandler,	IN	53	37	0.00%
Chehalis,	WA	170	100	0.00%
Indianapolis,	IN	69	64	0.00%
Groveland,	FL	108	108	0.00%
Marion,	IN	43	10	0.00%
St. Clair,	MI	141	192	0.00%
Ripley,	MS	45	52	0.00%
Ponca City,	OK	48	43	0.00%
Sumner,	WA	140	180	0.00%
Minneapolis,	MN	61	123	0.00%
Aurora,	CO	223	275	0.00%
Santa Fe,	NM	283	250	0.00%
Chicago,	IL	97	120	0.00%
Rockford,	IL	48	60	0.00%
Westmoreland,	PA	143	100	0.00%
Pontiac,	MI	62	70	0.00%
Newberg,	OH	114	131	0.00%
Big Lake,	MN	108	140	0.00%
Rochester,	MI	133	145	0.00%
Saint Louis,	MN	51	45	0.00%
Knobnoster,	MO	101	87	0.00%
Detroit,	MI	46	58	0.00%
Owensboro,	KY	49	65	0.00%
New Orleans,	LA	49	65	0.00%
Detroit,	MI	39	25	0.00%
Detroit,	MI	56	50	0.00%
Detroit,	MI	55	85	0.00%
Louisville,	KY	62	75	0.00%
Hazel Crest,	IL	76	85	0.00%
Rockford,	MI	78	90	0.00%
Brighton,	IL	32	46	0.00%
St. Paul,	MN	71	134	0.00%
Crestline,	OH	66	72	0.00%
Miami,	FL	30	12	0.00%
Joliet,	IL	41	35	0.00%
Detroit,	MI	25	25	0.00%
Wake,	NC	102	130	0.00%
Kenly,	NC	114	109	0.00%
Elkhart,	IN	309	298	0.00%
Option One
Union Gap,	WA	98	90	0.00%
Norfolk,	VA	51	30	0.00%
Louisville,	KY	61	58	0.00%
Fort Hunter,	NY	45	10	0.00%
Philadelphia,	PA	22	12	0.00%
Eden,	NC	47	40	0.00%
Dudley,	NC	34	47	0.00%
East Lynn,	WV	67	18	0.00%
Carlisle,	PA	92	82	0.00%
Niagara Falls,	NY	35	36	0.00%
St. Cloud,	FL	79	78	0.00%
Union City,	MI	39	20	0.00%
Bellevue,	MI	73	60	0.00%
Akron,	MI	42	46	0.00%
Bristol,	IN	41	50	0.00%
Detroit,	MI	52	77	0.00%
Gary,	IN	41	30	0.00%
Dixfield,	ME	58	64	0.00%
Castle Rock,	CO	266	335	0.00%
Douglas,	GA	56	20	0.00%
Flushing,	MI	786	1,600	0.01%
Detroit,	MI	26	13	0.00%
Ashtabula,	OH	34	70	0.00%
Harbor Beach,	MI	68	65	0.00%
California City,	CA	31	35	0.00%
Dalhart,	TX	98	110	0.00%
Ravenswood,	WV	26	8	0.00%
Detroit,	MI	28	5	0.00%
Detroit,	MI	28	25	0.00%
Hyattsville,	MD	47	45	0.00%
Philadelphia,	PA	45	50	0.00%
Harvey,	IL	29	32	0.00%
Wichita,	KS	54	66	0.00%
Jersey City,	NJ	73	85	0.00%
Houston,	TX	116	115	0.00%
Scottsville,	MI	88	78	0.00%
Murrells Inlet,	SC	184	177	0.00%
Bell Buckle,	TN	60	70	0.00%
Phoenix,	AZ	117	110	0.00%
New Orleans,	LA	48	45	0.00%
Miami,	FL	55	39	0.00%
Violet,	LA	86	98	0.00%
Detroit,	MI	46	110	0.00%
Philadelphia,	PA	40	23	0.00%
Conway,	SC	63	42	0.00%
Hamilton,	OH	52	52	0.00%
Suitland,	MD	121	135	0.00%
Scott,	MI	32	130	0.00%
Cincinnati,	OH	56	85	0.00%
Rocky Mount,	NC	44	20	0.00%
Deford,	MI	66	75	0.00%
Terre Haute,	IN	43	32	0.00%
Pearl River,	LA	50	53	0.00%
Monroe,	OH	96	80	0.00%
Ocean Springs,	MD	48	25	0.00%
West Palm Beach,	FL	34	20	0.00%
West Palm Beach,	FL	35	65	0.00%
West Palm Beach,	FL	38	45	0.00%
Ypsilanti,	MI	112	124	0.00%
Como,	MS	43	48	0.00%
Sparta,	MI	62	59	0.00%
Donnelsville,	OH	133	122	0.00%
Beloit,	WI	64	63	0.00%
White Lake,	MI	98	120	0.00%
East Chicago,	IN	47	52	0.00%
Hyattsville,	MD	70	75	0.00%
Dalton,	MN	54	45	0.00%
Williamsburg,	VA	40	53	0.00%
Minneapolis,	MN	40	49	0.00%
San Antonio,	TX	40	45	0.00%
Rochester,	NY	49	75	0.00%
Mattawa,	WA	107	107	0.00%
Yakima,	WA	190	155	0.00%
Delavan,	WI	112	130	0.00%
Wells Fargo
Inkster,	MI	15	43	0.00%
Traverse City,	MI	73	89	0.00%
Lindstrom,	MN	100	144	0.00%
Buffalo,	NY	41	30	0.00%
Burgoon,	OH	29	40	0.00%
Cincinnati,	OH	71	73	0.00%
Pontiac,	MI	49	25	0.00%
Mullins,	SC	23	28	0.00%
Midwest City,	OK	43	35	0.00%
Linton,	IN	24	15	0.00%
Omaha,	NE	85	103	0.00%
Medina,	OH	116	133	0.00%
Akron,	OH	52	45	0.00%
Chicago,	IL	157	173	0.00%
South Saint,	MN	99	180	0.00%
Louisville,	KY	193	223	0.00%
Weatherford,	TX	55	20	0.00%
Albert Lea,	MN	64	58	0.00%
Kansas City,	MO	25	7	0.00%
San Antonio,	TX	74	82	0.00%
New Lisbon,	IN	52	54	0.00%
Orange,	TX	55	40	0.00%
Nyssa,	OR	42	47	0.00%
Hattiesburg,	MS	30	19	0.00%
Reedsburg,	WI	59	50	0.00%
Alma,	AR	39	47	0.00%
San Bernardi,	CA	64	86	0.00%
San Juan,	TX	70	78	0.00%
Saginaw,	MI	25	12	0.00%
Conway,	SC	97	51	0.00%
Altoona,	PA	51	38	0.00%
Lincoln Park,	MI	78	67	0.00%
New Orleans,	IA	56	45	0.00%
Vicksburg,	MI	143	150	0.00%
Kent City,	MI	72	57	0.00%
Ash Grove,	MO	102	93	0.00%
New Orleans,	LA	157	160	0.00%
Minneapolis,	MN	78	137	0.00%
Muskegon,	MI	27	21	0.00%
Minneapolis,	MN	54	100	0.00%
McAllen,	TX	70	55	0.00%
Dade City,	FL	48	45	0.00%
New Milford,	PA	58	60	0.00%
Denver,	CO	64	110	0.00%
Rochester,	NY	34	35	0.00%
Beaumont,	TX	174	145	0.00%
Jacksonville,	MS	66	73	0.00%
Granbury,	TX	59	35	0.00%
Davenport,	IA	47	38	0.00%
Hartleton,	PA	62	46	0.00%
Detroit,	MI	50	65	0.00%
Cleveland,	OH	51	57	0.00%
Marshall,	TX	49	91	0.00%
Philadelphia,	PA	23	5	0.00%
Tacoma,	WA	188	195	0.00%
Murrieta,	CA	179	220	0.00%
Milwaukee,	WI	39	24	0.00%
Syracuse,	NY	60	62	0.00%
Pitcher,	NY	46	20	0.00%
Raleigh,	NC	211	235	0.00%
Covington,	KY	63	60	0.00%
Greenwood,	NE	55	46	0.00%
De Soto,	MO	68	70	0.00%
Saint Clair,	MI	73	70	0.00%
Muskegon,	MI	51	30	0.00%
Baton Rouge,	LA	42	1	0.00%
Mount Holly,	NC	56	23	0.00%
Curtin,	OR	63	75	0.00%
Thomaston,	GA	32	36	0.00%
Clyde,	MI	201	190	0.00%
Friendsville,	TN	81	78	0.00%
New Lebanon,	OH	86	93	0.00%
St. Bonifacius,	MN	132	165	0.00%
Spokane,	WA	122	110	0.00%
Lenoir City,	TN	30	38	0.00%
Masury,	OH	49	58	0.00%
Roseburg,	OR	46	40	0.00%
Richardson,	TX	120	125	0.00%
Welcome,	MN	24	28	0.00%
Liberty,	IN	70	92	0.00%
Mexia,	TX	44	36	0.00%
Anaconda,	MT	88	65	0.00%
Detroit,	MI	59	70	0.00%
Vassar,	MI	77	98	0.00%
Carnegie,	PA	69	75	0.00%
Memphis,	TN	112	130	0.00%
Belleville,	MI	207	247	0.00%
Baton Rouge,	LA	211	230	0.00%
Adairsville,	GA	48	66	0.00%
Weiser,	ID	110	92	0.00%
Baltimore,	MD	42	7	0.00%
Round Rock,	TX	138	158	0.00%
Boise,	ID	86	110	0.00%
Detroit,	MI	45	40	0.00%
Lebanon,	OH	64	55	0.00%
Alexandria,	IN	54	33	0.00%
Indianapolis,	IN	82	87	0.00%
Luther,	MI	57	55	0.00%
Detroit,	MI	26	23	0.00%
Jackson,	MI	80	114	0.00%
Pine Bluff,	AR	52	45	0.00%
Canton,	IL	24	28	0.00%
Harper Woods,	MI	96	119	0.00%
South Holland,	IL	108	118	0.00%
Corydon,	IN	108	105	0.00%
Lincoln Park,	MI	67	119	0.00%
Sikeston,	MO	32	18	0.00%
Wilshire,	OH	48	32	0.00%
Warrensville,	OH	68	44	0.00%
North Charle,	PA	32	15	0.00%
Rome,	GA	59	22	0.00%
West Springfield,	MA	46	69	0.00%
South Bend,	IN	49	22	0.00%
Fargo,	ND	91	99	0.00%
Detroit,	MI	59	75	0.00%
Milton,	PA	46	30	0.00%
Taylor,	MI	55	86	0.00%
Mineral Well,	TX	80	60	0.00%
Memphis,	TN	52	44	0.00%
Ypsilanti,	MI	97	86	0.00%
Grand Rapids,	MI	51	13	0.00%
Krum,	TX	110	54	0.00%
Omaha,	NE	33	35	0.00%
Shakopee,	MN	143	180	0.00%
Detroit,	MI	35	44	0.00%
St. Louis,	MO	51	80	0.00%
Grayling,	MI	104	145	0.00%
Lampasas,	TX	69	84	0.00%
New Haven,	CT	60	81	0.00%
Richmond,	IN	48	31	0.00%
Milwaukee,	WI	32	12	0.00%
San Angelo,	TX	102	120	0.00%
Mooresville,	NC	49	50	0.00%
Detroit,	MI	49	38	0.00%
Bartlett,	TN	111	137	0.00%
Berkeley,	MO	52	28	0.00%
Plant City,	FL	96	74	0.00%
Raleigh,	NC	400	390	0.00%
Albuquerque,	NM	76	90	0.00%
Detroit,	MI	35	20	0.00%
Krum,	TX	103	65	0.00%
Eugene,	OR	87	92	0.00%
Hazelwood,	MO	39	45	0.00%
Columbus,	OH	27	41	0.00%
Harriman,	TN	80	68	0.00%
Kimberly,	ID	49	25	0.00%
Niles,	MI	38	37	0.00%
Niles,	MI	65	60	0.00%
Nine Mile Farm,	WA	56	50	0.00%
Essexville,	MI	105	124	0.00%
Memphis,	TN	52	39	0.00%
Buffalo,	NY	38	31	0.00%
Early Branch,	SC	43	40	0.00%
Warren,	OH	43	33	0.00%
Rio Rancho,	NM	61	90	0.00%
Jacksonville,	FL	107	134	0.00%
Knoxville,	TN	47	60	0.00%
Powhatan,	VA	90	62	0.00%
Surfside Beach,	SC	37	55	0.00%
Paragould,	AR	63	95	0.00%
Pontiac,	MI	56	90	0.00%
Two Harbors,	MN	61	69	0.00%

Total Subprime Real Estate Owned		74,986	78,884	0.55%

Total Real Estate Owned		$ 82,473	$ 86,578	0.60%
Summary of Investments

Item	Cost	Fair Value	As a % of Net Assets

Marion Street, Inc. - Mortgage Backed Securities	$ 4,471	$ 4,539	0.03%
WM Specialty Mortgage LLC -
Prime Loans Serviced by Others	1,560,472	1,634,175	11.41%
WM Specialty Mortgage LLC -
Subprime Loans Serviced by Others	8,878,856	8,928,246	62.36%
WM Specialty Mortgage LLC -
Loans not Serviced by Others	194,644	201,442	1.41%
Marion Street, Inc. - Commercial Loans	857,364	890,147	6.22%
WM Specialty Mortgage LLC -
CRA Loans Serviced by Others	2,840	2,853	0.02%
WM Specialty Mortgage LLC -
Real Estate Owned	82,473	86,578	0.60%
Total Investments	$ 11,581,120	11,747,980	82.06%

Excess of Cash and Receivable over Payables		2,568,341	17.94%

Net Assets		$ 14,316,321	100.00%

SNOQUALMIE ASSET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (in thousands except for share amounts)

JUNE 30, 2002

SNOQUALMIE ASSET FUND, INC.

STATEMENT OF OPERATIONS (in thousands)

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2002

INVESTMENT INCOME:	
Interest income	$424,539
Other income	33,136
Total income	457,675
EXPENSES:	
Loan servicing fee (Note 3)	6,047
Real estate asset operating expense	2,885
Loan acquisition expenses	555
Professional fees	151
Accounting fees (Note 3)	255
Directors fees	4
Other expense	1
Total expenses	9,898
NET INVESTMENT INCOME	447,777
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:	
Net realized gain from investments	1,458
Net decrease in unrealized appreciation on investments	(67,905)
Net realized and unrealized gain/(loss) from investments	(66,447)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$381,330

SNOQUALMIE ASSET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands except share amounts)

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2002 AND FOR THE YEAR ENDED DECEMBER 31, 2001

SNOQUALMIE ASSET FUND, INC.

STATEMENT OF CASH FLOWS (in thousands)

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2002

SNOQUALMIE ASSET FUND, INC.

FINANCIAL HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2002 AND FOR THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD FROM AUGUST 31, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

  Annualized
  For the period August 31, 2000 (commencement of operations) through December 31, 2000 and not annualized
  For the period January 1, 2002 through June 30, 2002 and not annualized
SNOQUALMIE ASSET FUND, INC.

NOTES TO FINANCIAL STATEMENTS (in thousands)

AS OF JUNE 30, 2002 AND FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2002 AND THE YEAR ENDED DECEMBER 31, 2001

NOTE 1: ORGANIZATION Snoqualmie Asset Fund, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company. The Fund was incorporated on July 25, 2000. Marion Holdings, Inc., an indirect subsidiary of Washington Mutual Inc., owns substantially all outstanding shares of the Fund.

The investment objective of the Fund is to seek current income consistent with preservation of capital through investments in portfolios of medium to high quality debt securities.

NOTE 2: Accounting Policies The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant account policies consistently followed by the Fund in the preparation of its financial statements. The Fund's critical accounting policy is its valuation of investments.

Cash and Cash Equivalents: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and amounts due from banks with original maturities less than 3 months.

Investment valuation: Investments are recorded at fair value. Mortgage backed securities are valued at the last reported sales price on the day of valuation. Mortgage backed securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in loans, loans serviced by others and real estate for which market quotes are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors (the Committee). In determining the fair value, the Committee considers factors such as the financial condition of the borrower, the adequacy of the collateral, individual credit risks, historical loss experience and the relationships between current and projected market rates and portfolio rates of interest and maturities. Loans are valued using a combination of an option adjusted cash flow valuation methodology, quoted market prices, internal estimates, and the pricing of similar instruments. Accordingly, judgment is required to develop the estimates of fair value.

Management generally ceases to accrue interest income on all loans that become four payments delinquent and reverses all interest accrued up to that time. Thereafter, interest income is accrued only if and when, in management's opinion, projected cash proceeds are deemed sufficient to repay both principal and interest. All loans for which interest is not being accrued are referred to as loans on nonaccrual status.

Dividends and distributions to shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, are recorded on the ex-dividend date.

Investment transactions and related investment income: The Fund records investment transactions on trade date. Interest income is recognized on an accrual basis.

NOTE 3: Fees and Transactions with Affiliates Washington Mutual Bank, FA (the FA) acts as servicer for the loans held by the Fund. Services provided by the FA in this capacity include, but are not limited to: maintenance of loan files; collection of all payments due; and enforcement of the terms of the loans, including liquidation of collateral if deemed to be necessary. For these services, the FA receives a fee equal to 0.25% of Marion Street, Inc. (the "REIT") investments in loans. The FA also receives an amount that represents reimbursed costs for WM Specialty Mortgage LLC (the "LLC") investments in loans serviced by others . The fees and reimbursed costs are calculated and paid monthly. For the period ended June 30, 2002, the Fund paid a total of $6,047,000 in servicing fees to the FA, of which approximately $1,130,000 related to assets from the REIT and approximately $4,917,000 related to assets from the LLC. Additionally, at June 30, 2002, the Fund had a receivable from the FA of $554,705,000 for loan payments that the FA collected from borrowers, but had not yet remitted to the Fund.

The FA also serves as fund accountant for the Fund pursuant to a fund accounting agreement. Services provided by the FA in this capacity include, but are not limited to: maintenance of books and records required to be maintained by the Fund; performance of certain accounting services, including the monthly preparation of various financial statements and special reports and performance of special services that may be requested by the Fund. For these services, the FA receives a fee from the Fund in the amount of $20,000 per month plus reasonable out-of-pocket expenses. For the period ended June 30, 2002 fees paid for accounting services approximated $120,000. At June 30, 2002, the Fund had a payable to the FA in the amount of $20,000 related to these services, all of which was included in the due to affiliate.

Washington Mutual Bank (the Bank) serves as custodian for the Fund's portfolio of investments. The Bank also serves as transfer agent and dividend disbursing agent for the Fund. Services provided include, but are not limited to, periodically monitoring the number of shares issued and outstanding and effecting payments of distributions declared by the Board of Directors. For these services, the Fund pays the Bank an annual fee of .02% of the Fund's average daily net assets excluding investments held in the LLC and the REIT. All fees are accrued daily and paid monthly. For the period ended June 30, 2002, there were no fees paid for custodian services, as the Fund held only investments in the LLC and REIT.

The Fund's portfolio managers (Managers) are employees of the FA and the Bank. In this capacity, subject to policies determined by the Board of Directors, the Managers may continuously furnish investment management to the Fund and make investment decisions on behalf of the Fund. Additionally, subject to the control of the Board of Directors, the Managers also manage, supervise and conduct the other affairs and business of the Fund and place all orders for the purchase and sale of the Fund's portfolio of investments. The Fund does not pay the Managers any compensation for the services rendered and expenses borne by the Managers.

Officers and certain directors of the Fund are or may be considered affiliated with the FA and the Bank. No such person received any remuneration from the Fund.

On August 25, 2000, an employee of the Bank contributed $1,000 to the Fund in exchange for the initial 10 shares of the Fund. On August 31, 2000, Marion Holdings, Inc. contributed $11,889,976,000 in assets to the Fund in exchange for 118,899,760 Fund shares. On September 30, 2001, Marion Holdings, Inc. contributed $1,000,000,000 to the Fund in exchange for 9,432,399 Fund shares. On December 31, 2001, 8,069,967 shares were issued in conjunction with the distribution to shareholders discussed in Note 5.

NOTE 4: Federal Taxes No provision for federal income taxes has been made in the accompanying financial statements because the Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and distribute all of its net investment income and net capital gains for its fiscal year. Under existing law, the Fund is not subject to federal income tax on net investment income and capital gains distributed to shareholders. Distributions to shareholders of the Fund's net investment income are taxable as ordinary income to shareholders. Capital gain distributions are taxable as capital gains to shareholders.

The U.S. federal income tax basis of the Fund's investments at June 30, 2002, was $11,712,250,000 and the net unrealized appreciation for U.S. federal income tax purposes was $35,730,000 (of which gross unrealized appreciation was $74,563,000 and gross unrealized depreciation was $38,833,000).

NOTE 5: Distributions to Shareholders On December 18, 2001, the Directors of the Fund approved a consent distribution to shareholders. The distribution was deemed to have been made on December 31, 2001 to the extent of taxable income as of that date. Taxable income for the year 2001 was $824,428,000. The tax character of distributions deemed paid during the period ended December 31, 2001 was a capital gain distribution of $581,000 and an ordinary income distribution of $823,847,000.

During the year ended December 31, 2001, the Fund reclassified $94,000 undistributed net investment income to undistributed capital gains resulting from differences between book and tax basis in investments sold.

NOTE 6: Investments The Fund owns substantially all of the outstanding shares of Marion Street, Inc. (the REIT), a Washington corporation that has elected to be treated as a real estate investment trust. Additionally, the Fund and the REIT are the two members of WM Specialty Mortgage LLC, a Delaware limited liability company. Investments reported in the Schedule of Investments are held in the REIT and LLC.

Purchases and sales of investments (excluding short-term investments) were $2,613,555,000 (of which $13,442,000 was interest receivable) and $47,979,000, respectively, during the period ended June 30, 2002.

The Fund's investments consist primarily of real estate loans, of which approximately 35% of the borrowers of the loans and underlying collateral are located in California.

At June 30, 2002, 3,771 loans with a combined fair value of $387,182,000 were on non-accrual status.

Tax Information (unaudited)

The Fund is required to advise shareholders of the Fund within sixty days of the Fund's fiscal year end regarding the federal tax status of distributions received by shareholders during such fiscal year. During the fiscal year ended December 31, 2001, the Fund declared a consent dividend (Note 5). This dividend was declared in accordance with Internal Revenue Code Section 561 (a). A deemed distribution has been made to the extent of taxable income for the year 2001 of $824,428,000. Of this amount, $581,000 was classified as a distribution of capital gains, with the remaining $823,847,000 being classified as ordinary income.